Shareholder Report, Holdings (Details) - C000241223	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%